COMMITMENTS AND CONTINGENCIES (Details Narrative)	1 Months Ended
Nov. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Capital commitment	$ 2,000,000
Remaining amount	$ 999,980